Investments (Collectively Significant Equity Method Investments - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)
Carrying Value of investments accounted for under the equity method	$ 2,600,000,000
Unfunded commitments for investments accounted for under the equity method	862,000,000
Total assets for investments accounted for under the equity method	217,300,000,000	178,300,000,000
Total liabilities for investments accounted for under the equity method	16,300,000,000	12,400,000,000
Net Income (loss) for investments accounted for under the equity method	$ 20,900,000,000	$ 13,100,000,000	$ 7,100,000,000
Aggregate Net income Exceeded Stated Percentage Of The Pre Tax Income (Loss) From Continuing Operations	10.00%